Summary of Significant Accounting Policies: Basic and Diluted Net Income (loss) Per Share (Policies)	12 Months Ended
Aug. 31, 2014
Policy Text Block [Abstract]
Basic and Diluted Net Income (loss) Per Share

c.  Basic and Diluted Net Income (Loss) Per Share

Earnings (loss) per share is computed by dividing net income (loss) available to common stockholders by the weighted average number of common shares outstanding during the reporting period including common stock issued effective the date committed.  Common stock issuable is considered outstanding as of the original approval date for the purposes of earnings per share computations.  Diluted earnings (loss) per common share is computed by dividing net earnings (loss) by the sum of (a) the basic weighted average number of shares of common stock outstanding during the period and (b) additional shares that would have been issued and potentially dilutive securities.  During the reporting periods the diluted earnings (loss) per share was equivalent to the basic earnings (loss) per share because all potentially dilutive securities were anti-dilutive due to the net losses incurred.  Potentially dilutive securities consist of stock options outstanding at the end of the reporting period.